Olivia P. Adler
Attorney at Law
1614 33rd Street, N.W.
Washington, D.C. 20007
202-337-9090
oadler@comcast.net

October 4, 2010

Securities and Exchange Commission
100 F Street, N.E.,
Washington, DC  20549

Re:	Capstone Church Capital Fund (formerly “Capstone Church Bond Fund”) ("Registrant") -

File Nos. 333-153482; 811-21662

Dear Sirs:

Enclosed for filing is a definitive proxy statement (“Proxy Statement”) seeking approval from Registrant’s shareholders for a change in its fundamental policy regarding repurchase offers, to provide that such repurchase offers will be made annually instead of quarterly.  Registrant operates as a closed-end interval fund in accordance with Rule 23c-3 (“Rule 23c-3”) under the Investment Company Act of 1940.  This filing includes changes in response to comments received from the staff of the Securities and Exchange Commission.  These comments and our responses are listed below:

1.	Comment: Explain the decrease in Registrant’s liquidity from the level shown in its semi-annual report to shareholders for the fiscal half-year ended March 31, 2010.

Response:   Comment accepted.  The Proxy Statement explains that repurchase offers subsequent to March 31, 2010 have reduced Registrant’s liquid assets.

            2. Comment:   Disclose the current level of liquidity.

Response:   Registrant has disclosed its liquidity on September 7, 2010, just prior to the date (September 8, 2010) of the most recent repurchase offer notice.  Registrant also states that from the date of the notice, Registrant has satisfied its liquidity obligations under paragraph (b)(10) of Rule 23c-3 by a borrowing arrangement.

3.	Comment: Clarify that fewer shares will be repurchased under the proposed new policy.

Response: Disclosure has been added that, under the new policy, both the amount and frequency of share repurchases will be less.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and the accuracy of the disclosure in the Proxy Statement;

•
Comments of the staff of the Securities and Exchange Commission (“SEC”) or changes to disclosure in response to SEC staff comments in the Proxy Statement reviewed by the staff do not foreclose the SEC from taking any action with respect to the Proxy Statement; and

•	Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler